Contract assets	12 Months Ended
Dec. 31, 2022
Contract assets [abstract]
Contract assets

10.	Contract assets

	12.31.2022	12.31.2021
Power distribution service concession (10.1)	2,332,171	1,798,195
Piped gas distribution service concession (10.2)	30,032	29,815
Power transmission concession (10.3)	5,310,476	5,060,038
	7,672,679	6,888,048
Current	220,660	148,488
Noncurrent	7,452,019	6,739,560
10.1	Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2021	1,144,780	(29,819)	1,114,961
Acquisitions	1,798,266	-	1,798,266
Customers contributions	-	(160,826)	(160,826)
Transfers to intangible assets (Note 17.1)	(943,905)	122,346	(821,559)
Transfers to accounts receivable - concessions (Note 9.1)	(140,120)	14,628	(125,492)
Loss on disposal	(7,155)	-	(7,155)
Balance as of December 31, 2021	1,851,866	(53,671)	1,798,195
Acquisitions	2,092,117	-	2,092,117
Customers contributions	-	(243,916)	(243,916)
Transfers to intangible assets (Note 17.1)	(1,332,118)	194,794	(1,137,324)
Transfers to accounts receivable - concessions (Note 9.1)	(197,912)	29,840	(168,072)
Loss on disposal	(8,829)	-	(8,829)
Balance as of December 31, 2022	2,405,124	(72,953)	2,332,171

Balance composed of works in progress mainly related to the construction and expansion of substations, distribution lines and networks and measuring equipment, measured at historical cost, net of special liabilities. As these works are concluded, the amounts are transferred to Accounts receivable related to the concessions and Intangible assets, according to the form of remuneration. During the construction phase, loans, financing and debentures costs are capitalized. In 2022, these costs totaled R$17,903, at an average rate of 0.38% p.a. (R$12,785, at an average rate of 0.38% p.a., in 2021).

10.2	Piped gas distribution service concession contract

Balance as of January 1, 2021	27,254
Acquisitions	14,269
Transfers to intangible assets (Note 17.3)	(3,398)
Transfers to accounts receivable - concessions (Note 9.2)	(8,310)
Balance as of December 31, 2021	29,815
Acquisitions	13,955
Transfers to intangible assets (Note 17.3)	(13,738)
Balance as of December 31, 2022	30,032
10.3	Transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2021	3,007,234	1,343,348	4,350,582
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(315,358)	(250,520)	(565,878)
Transfers to property, plant and equipment	(1,483)	-	(1,483)
Transfers from litigations	3,376	-	3,376
Remuneration	621,366	242,872	864,238
Construction revenue	187,733	-	187,733
Construction income	3,097	-	3,097
Loss from inefficiency(10.3.1)	125,699	91,952	217,651
Balance as of December 31, 2021	3,632,386	1,427,652	5,060,038
Realization of gains/losses in business combinations	721	-	721
Transfers to electricity grid use charges - customers	(389,939)	(213,378)	(603,317)
Transfers to property, plant and equipment	(3,822)	-	(3,822)
Transfers from litigations	(1,558)	-	(1,558)
Remuneration	509,722	201,926	711,648
Construction revenue	89,166	-	89,166
Construction income	1,458	-	1,458
Gain from efficiency(10.3.1)	56,142	-	56,142
Balance as of December 31, 2022	3,894,276	1,416,200	5,310,476

In June 2022, Technical Note No. 85/2022 was issued by the Superintendence of Tariffs of Aneel, which deals with the analysis of requests for reconsideration of the payment of the financial component and reprofiling of the RBSE Asset, with a monocratic decision (Order No. 1,762/22) deliberated by an Aneel director on the referred topic. This decision was suspended by the collegiate and the terms of the mentioned Technical Note will be discussed by the Aneel Board of Directors in a meeting with no scheduled date yet, so that assumptions, methodologies and calculations considered so far, approved by means of Aneel Resolution No. 2,847 of April 22, 2021, are effective and remain appropriate.

10.3.1	Gain (loss) due to efficiency or inefficiency in the implementation and operation of transmission infrastructure

In the construction and operation of the transmission infrastructure, possible positive or negative impacts are expected due to delays and additional costs due to environmental issues, variation in costs, mainly with cables and structures when indexed to foreign currency, additional easement costs and land negotiations, potential earthworks for unforeseen events, early maturity of commercial transactions and RAP revision/readjustment according to the regulatory standards and contractual provisions. Changes in the original project that affect its profitability are recognized directly in the statement of income when incurred, except for the part of RAP related to the operation and maintenance performance of the assets that is recognized as the services are performed. On June 21, 2022, Aneel approved the 2nd tariff review of the Costa Oeste and Marumbi contracts, resulting in a gain of R$30,654 (in 2021, the gains refer mainly to the reprofiling of RBSE assets and the tariff review of some Copel GeT contracts).

10.3.2	Assumptions adopted for the calculation of contract assets

.		12.31.2022		12.31.2021
	Concession assets	RBSE assets	Concession assets	RBSE assets
Construction margin	1.65%	N/A	1.65%	N/A
Operating and maintenance margin	1.65%	N/A	1.65%	N/A
Remuneration rate (a)	9.58% p.a.	9.45% p.a.	9.56% p.a.	9.54% p.a.
Contract correction index	IPCA (b)	IPCA	IPCA (b)	IPCA
Annual RAP, according to Ratifying Resolution	523,713	242,836	456,499	192,288
(a)	Average rate of contracts
(b)	Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.